Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Benefits Expenses [Abstract]
Wages and salaries	S/ 234,296	S/ 186,293	S/ 162,252
Social contributions	47,517	39,241	33,868
Workers ‘profit sharing, note 12(b)	45,255	39,142	34,258
Legal bonuses	29,120	27,205	23,013
Vacations	26,186	23,567	22,226
Cessation payments	10,182	12,513	6,308
Long-term incentive plan, note 12	4,925	7,167	7,632
Training	3,447	2,297	1,332
Other	1,993	1,496	1,143
Total employee benefits expenses	S/ 402,921	S/ 338,921	S/ 292,032